Debt securities - Schedule of changes in impairment losses on debt instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments
Impairment at beginning of year	€ (243,203)	€ (193,716)
Impairment at end of year	(283,497)	(243,203)	€ (193,716)
Accumulated impairment
Debt Instruments
Impairment at beginning of year	286	226
Impairment at end of year	349	286	226
Debt securities
Debt Instruments
Impairment at beginning of year	(243,203)	(193,716)
Impairment at end of year	(283,497)	(243,203)	(193,716)
Debt securities | Accumulated impairment
Debt Instruments
Impairment at beginning of year	286	226	215
Net impairment losses for the year	226	24	16
Impairment losses charged to income	234	36	30
Impairment losses reversed with a credit to income	(8)	(12)	(14)
Assets written off	(131)	0	0
Exchange differences and other items	(32)	36	(5)
Impairment at end of year	349	286	226
Debt securities | Accumulated impairment | Financial assets at amortized cost
Debt Instruments
Net impairment losses for the year	227	23	17
Debt securities | Accumulated impairment | Financial assets at fair value through other comprehensive income
Debt Instruments
Net impairment losses for the year	(1)	1	(1)
Debt securities | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	22	26
Impairment at end of year	23	22	26
Debt securities | Accumulated impairment | America
Debt Instruments
Impairment at beginning of year	264	200
Impairment at end of year	€ 326	€ 264	€ 200